Long-term time deposits and held-to-maturity investments	12 Months Ended
Dec. 31, 2025
Long-term time deposits and held-to-maturity investments
Long-Term Time Deposits And Debt Securities, Held-To Maturity Investments [Text Block]

11.  Long-term time deposits and held-to-maturity investments

Time deposits and held-to-maturity debt securities represent the time deposits made in financial institutions and debt securities that the Group has positive intent and ability to hold to maturity with maturities of more than one year. As of December 31, 2024 and 2025, the carrying amounts for the investments, net of allowance for credit losses, were US$ 1,124,308 and US$ 2,059,386, respectively. The gross unrecognized holding gains or losses on the investments were nil as of December 31, 2024 and 2025. Interest income recorded on these time deposits and held-to-maturity debt securities in the consolidated statements of comprehensive income were US$ 147, US$20,399 and US$ 77,168 for the years ended December 31, 2023, 2024 and 2025, respectively.